Material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2024
Computer equipment
Statement [Line Items]
Description of useful life, property, plant and equipment	3 years
Furniture and fixtures
Statement [Line Items]
Description of useful life, property, plant and equipment	3 – 10 years
Lease improvements
Statement [Line Items]
Description of useful life, property, plant and equipment	Over the term of the lease
Intellectual Property
Statement [Line Items]
Description of useful life, property, plant and equipment	5- 15 years